Inventories, Net Of Customer Advances	12 Months Ended
Dec. 31, 2020
Inventory, Net [Abstract]
Inventories, Net Of Customer Advances	INVENTORIES
The following table presents the components of inventories, net of customer advances as of December 31, 2020 and 2019.

	December 31,
	2020	2019
Cost incurred on long-term contracts in progress(*)(**)	$653,082	$631,513
Raw materials	585,564	516,385
Advances to suppliers and subcontractors	95,314	106,142
	1,333,960	1,254,040
Less -
Provision for losses on long-term contracts	(17,272)	34,120
	$1,316,688	$1,219,920

(*)     Costs incurred to fulfill a contract in advance of the contract being awarded are included in inventories as work-in-process if the Company determines that those costs relate directly to a contract or to an anticipated contract that can be specifically identified and contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract costs). Pre-contract costs that are initially capitalized in inventory are generally recognized as cost of revenues consistent with the transfer of control of the products and services to the customer. All other pre-contract costs, including start-up costs, are expensed as incurred. As of December 31, 2020 and 2019, $187,422 and $225,626, of pre-contract costs were included in inventory, respectively.